TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
Schedule of Trade Receivables, Net

	As of December 31,
	2025	2024
At amortized cost
Trade receivables	$20,088	$18,689
Accumulated impairment losses	(1,400)	(1,712)
	$18,688	$16,977

Schedule of Estimated Expected Credit Losses Based on Past Due Days
Trade receivables of battery swapping service

	As of December 31, 2025
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$14,000	$102	$136	$1,034	$15,272
Impairment losses (Lifetime ECL)	—	—	(68)	(1,034)	(1,102)
Amortized cost	$14,000	$102	$68	$—	$14,170

	As of December 31, 2024
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$13,135	$90	$110	$1,413	$14,748
Impairment losses (Lifetime ECL)	—	—	(55)	(1,413)	(1,468)
Amortized cost	$13,135	$90	$55	$—	$13,280
Trade receivables other than battery swapping service

	As of December 31, 2025
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$4,304	$266	$56	$190	$4,816
Impairment losses (Lifetime ECL)	—	(80)	(28)	(190)	(298)
Amortized cost	$4,304	$186	$28	$—	$4,518

	As of December 31, 2024
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,527	$227	$19	$168	$3,941
Impairment losses (Lifetime ECL)	—	(67)	(9)	(168)	(244)
Amortized cost	$3,527	$160	$10	$—	$3,697

Schedule of the Loss Allowance of Trade Receivables
The movements of the accumulated impairment losses of trade receivables were as follows:

	For the Year Ended December 31,
	2025	2024	2023
Balance as of January 1	$1,712	$1,515	$1,082
Amount recognized in profit or loss	597	464	491
Write-off	(999)	(156)	(64)
Exchange differences on translation	90	(111)	6
Balance as of December 31	$1,400	$1,712	$1,515